DEFERRED INCOME TAXES (Narrative) (Details) $ in Millions	Dec. 31, 2019 USD ($)
Unused capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carryforward of unused tax losses	$ 16.7